Financial Assets	12 Months Ended
Dec. 31, 2017
Financial assets available-for-sale non current, category [Member]
Statement [LineItems]
Financial Assets
9.	AVAILABLE-FOR-SALE FINANCIAL ASSETS - NONCURRENT

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Equity securities
Domestic listed stocks	$2,521	$3,125
Domestic non-listed stocks	1,949	2,332
Foreign non-listed stocks	294	294
	$4,764	$5,751

CHI evaluated and concluded its listed available-for-sale financial assets were partially impaired and recorded an impairment loss of $26　 million for the year ended December 31, 2015.  Chunghwa evaluated and concluded its listed available-for-sale financial assets were impaired and recorded an impairment loss of $577　 million for the year ended December 31, 2016.  The Company evaluated and concluded that there was no indication that its listed available-for-sale financial assets were impaired; therefore, no impairment loss was recognized for the year ended December 31, 2017.

The fair values of the above non-listed stocks investments cannot be reliably measured due to the range of reasonable fair value estimates was so significant, the above non-listed stocks investments owned by the Company were carried at costs less any impairment losses at the balance sheet dates.

The Company invested $300 million to invest Taiwania Capital Buffalo Fund Co., Ltd. in December 2017 and owns 12.9% equity shares of Taiwania Capital Buffalo Fund Co., Ltd..  Taiwania Capital Buffalo Fund Co., Ltd. engaged mainly in investment business.

The Company disposed non-listed available-for-sale financial assets with carrying amounts of $2 million, $9 million and $5 million for the years ended 2015, 2016 and 2017, respectively, and recognized the gains (losses) from the disposal of $(0.4) million, $1 million and $3 million for the years ended December 31, 2015, 2016 and 2017, respectively.

After the Company evaluated the financial positions and future operation results of non-listed available-for-sale financial assets, the Company concluded some of its investments that have ceased their operations were fully impaired, and recognized an impairment loss of $77 million for the year ended December 31, 2015.  In addition, some of its investments were encountering profit recession or deficit.  The Company concluded the recoverable amount of such investments which represented present value of estimated future cash flows discounted at the current market rate of return for a similar financial asset or based on the market approach using financial indicators such as PE ratios of the comparable listed companies was lower than the carrying amount.  Therefore, the Company recognized impairment losses of $4 million for the year ended December 31, 2015.  The Company evaluated and concluded that there was no indication that non-listed available-for-sale financial assets were impaired; therefore, no impairment loss was recognized for the years ended December 31, 2016 and 2017.